UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)                                                (Zip Code)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 03/31

Date of reporting period:  12/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 51.5%
	1,140,150	iShares Barclays 1-3 Year Credit Bond Fund	$ 120,263,022
	595,430	iShares Core Total US Bond Market ETF	66,146,319
	1,465,225	Vanguard Short-Term Bond ETF	118,668,573
	1,518,470	Vanguard Short-Term Corporate Bond ETF	121,963,510

		TOTAL EXCHANGE TRADED FUNDS (Cost - $421,137,163)	427,041,424
	Principal
		STRUCTURED NOTE - 1.7%
	$ 15,000,000	SGI 10 Year Bond Index Deposit, due 2/27/16* (Cost - $15,000,000)	14,409,000

	Contracts ^
		PURCHASED OPTIONS * - 0.4%
		PURCHASED CALL OPTIONS - 0.2%
	16	Australian Dollar, Strike Price $1.04, Expiration Date 03/08/2013	15,040
	100	Brent Oil, Strike Price $102, Expiration Date 11/10/2014	1,217,000
	31	Copper (LME), Strike Price $8000, Expiration Date 01/02/2013	4,565
	125	EURO FX, Strike Price $8000, Expiration Date 02/08/2013	234,375
	38	EURO FX, Strike Price $1.3, Expiration Date 03/08/2013	150,575
	29	Gold, Strike Price $1700, Expiration Date 05/28/2013	149,930
	61	Gold, Strike Price $1700, Expiration Date 03/25/2013	59,170
		TOTAL PURCHASED CALL OPTIONS (Cost - $2,406,670)	1,830,655

		PURCHASED PUT OPTIONS - 0.2%
	42	Copper (LME), Strike Price $6500, Expiration Date 03/06/2013	7,129
	44	Copper (LME), Strike Price $6500, Expiration Date 07/02/2014	454,509
	59	Copper (LME), Strike Price $8000, Expiration Date 03/06/2013	416,850
	16	Copper (LME), Strike Price $7800, Expiration Date 03/06/2013	78,932
	36	Corn, Strike Price $6, Expiration Date 11/22/2013	110,925
	92	Japanese Yen, Strike Price $0.012, Expiration Date 03/08/2013	562,350
	71	Lead, Strike Price $1500, Expiration Date 03/06/2013	-
	71	Lead, Strike Price $1800, Expiration Date 03/06/2013	1,722
	27	Lead, Strike Price $2100, Expiration Date 03/06/2013	16,126
	7	Lead, Strike Price $1900, Expiration Date 02/06/2013	95
		TOTAL PURCHASED PUT OPTIONS (Cost - $2,234,121)	1,648,638

		TOTAL PURCHASED OPTIONS (Cost - $4,640,791)	3,479,293
	Shares
		SHORT-TERM INVESTMENTS - 18.9%
	48,779,459	International Dollar Reserve Fund I Limited **+	48,779,459
	53,768,393	Goldman Sachs U.S. Liquidity Administration Fund **+	53,768,393
	53,770,683	JPMorgan U.S. Liquidity Fund **+	53,770,683
		TOTAL SHORT-TERM INVESTMENTS (Cost - $156,318,535)	156,318,535

		TOTAL INVESTMENTS - 72.5% (Cost - $597,096,489) (a)	$ 601,248,252
		OTHER ASSETS AND LIABILITIES - 27.5%	228,126,902
		TOTAL NET ASSETS - 100.0%	$ 829,375,154

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $594,293,117
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 8,771,071
		Unrealized Depreciation:	(1,815,936)
		Net Unrealized Appreciation:	$ 6,955,135
*	Non-Income producing investment.
**	Pledged as collateral for swap agreement.
+	This investment is a holding of MutualHedge Fund Limited CFC.
^	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

			Unrealized
		LONG SWAP+	Gain / Loss

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns on a basket of CTA programs that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank.  The basket is comprised of a diversified collection of CTA programs including systematic trend following, relative value and short term trading programs. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap, the notional allocation to each CTA program, and the mix of CTA programs.  The swap was effective on September 26, 2011 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for a 0.50% fee to Deutsche Bank. (Notional Value $772,933,334)

			$ (26,968,451)
		Total Net Unrealized Loss on Swap Contract	$ (26,968,451)

STATEMENT OF FINANCIAL FUTURES
Description	Long Contracts *+	Notional Amount at value*	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year Note	337	$ 44,747,281	March 2013	$ (56,040)
10 Year Government Bond	2	1,226,975	March 2013	(2,212)
2 Year Note	209	46,077,969	March 2013	10,218
3 Month Euro Swiss Franc	48	13,118,145	June 2013 - December 2013	(13,437)
3 Month Euro Yen	32	9,202,190	June 2013 - September 2013	793
3 Month Sterling	1165	235,293,685	June 2013 - September 2014	(125,875)
30 Day Fed Funds	2	832,296	May 2013 - June 2013	(83)
3 Year Government Bond	12	1,699,734	March 2013	1,981
5 Year Note	366	45,535,547	March 2013	(29,509)
90 Day Euro Time Deposit	1356	337,590,338	June 2013 - December 2015	(60,175)
AEX Index	78	7,061,369	January 2013	(46,690)
Aluminum	431	22,253,787	January 2013 - December 2013	201,055
AUD 90 Day Bill	321	77,927,476	March 2013 September 2013	95,814
AUD/JPY	1	206,086	March 2013	8,138
Australian Dollar	91	9,395,750	March 2013	(109,490)
Bank Acceptance Note	105	32,072,271	February 2013 - March 2013	(21,369)
Brent Oil	236	26,210,980	March 2013	836,440
British Pound	138	14,007,000	January 2013	83,227
CAC 40 10 Index	158	7,591,727	March 2013	(40,773)
Canadian Dollar	65	6,524,050	March 2013	(58,110)
Canadian Government Bond	51	6,967,584	March 2013	(28,354)
Canola	6	71,352	March 2013	(1,030)
Coffee	6	115,440	March 2013	320
Copper	10	913,125	March 2013	1,800
Copper (LME)	182	36,063,130	January 2013 - December 2013	(277,258)
Corn	23	805,188	March 2013 - May 2013	(46,400)
Cotton #2	27	1,014,390	March 2013	14,630
Crude Oil	31	2,846,420	February 2013	63,680
DAX Index Future	47	11,810,027	March 2013	(69,082)
E-MINI Dow ($5) Index	23	1,498,105	March 2013	(18,995)
E-MINI NASDAQ 100	100	5,310,500	March 2013	(52,761)
EUR/CAD	33	541,490	March 2013	(38,458)
EUR/GBP	5	826,262	March 2013	(305)
EUR/JPY	9	1,482,925	March 2013	74,582
EUR-BTP Italian Government Bond	8	1,168,161	March 2013	4,723
EURIBOR	1906	627,137,352	June 2013 - December 2014	97,117
EURO Bund	193	37,083,570	March 2013	267,554
EURO FX	65	10,731,500	March 2013	44,759
EURO-BOBL	156	26,306,736	March 2013	119,898
EUROSCHATZ	732	107,055,733	March 2013	57,073
EUROSTOXX 50	85	2,932,474	March 2013	(20,753)
Feeder Cattle	10	771,375	March 2013	5,863
FTSE 100 Index	122	11,597,227	March 2013	(156,487)
FTSE/JSE Top 40 Index	52	2,153,580	March 2013	26,122
Gas Oil	62	5,732,275	January 2013 - March 2013	29,050
GBP/JPY	3	607,824	March 2013	34,841
Gold	2	335,160	February 2013	4,048
Hang Seng Index	31	4,534,624	January 2013	5,935
Heat Oil	27	3,434,281	February 2013 - March 2013	19,681
H-Shares Index	37	2,733,359	January 2013	22,812
IBEX 35+ Index	12	1,277,768	January 2013	(1,517)
Japanese Yen	15	2,165,625	March 2013	(17,923)
Lead	160	9,289,775	January 2013 - December 2013	507,177
Lean Hog	68	2,331,720	February 2013	(39,570)
Live Cattle	83	4,392,360	February 2013	(19,460)
Long Gilt Bond	187	36,147,934	March 2013	41,093
Lumber	23	949,003	March 2013	27,995
Mexican Peso	99	3,802,838	March 2013	(47,828)
MidCap E-Mini Index	21	2,138,010	March 2013	(10,690)
Mini NK225 Index	174	2,083,988	March 2013	136,069
Mini Russell 2000 Index	15	1,269,900	March 2013	5,310
Mini S&P Index	153	10,863,765	March 2013	(66,618)
MSCI Taiwan Index	147	4,042,500	January 2013	43,610
Natural Gas	16	542,130	February 2013 - December 2013	(7,330)
New Zealand Dollar	42	3,453,240	March 2013	(49,695)
Nickel	88	8,994,773	January 2013 - December 2013	38,981
NIKKEI 225 Index	63	4,906,744	March 2013	383,781
Norwegian Kroke/Swedish Krona Cross Currency	12	1,079,007	March 2013	(8,119)
NYH RBOB Unleaded Gas	35	4,059,699	February 2013	87,847
NZD/JPY	1	164,115	March 2013	6,963
Oat	4	69,500	March 2013	(7,950)
OMXS 30 Index	94	1,601,189	January 2013	(707)
Orange Juice	27	475,268	March 2013	(85,493)
Palladium	29	2,039,715	March 2013	47,094
Platinum	7	226,100	April 2013 - October 2013	1,904
Rough Rice	4	121,400	March 2013	(4,520)
S&P/MIB Italian Index	24	2,581,184	March 2013	(8,371)
S&P/TSX 60 (CAD)	37	5,306,280	March 2013	49,340
SGX CNX NIFTY Index	272	3,238,432	January 2013	(9,094)
SGX MSCI Singapore Index	8	471,567	January 2013	65
Silver	1	151,135	March 2013	1,468
SIMEX Mini Japanese Government Bond	46	7,615,585	March 2013	(47,262)
Soybean	35	2,451,050	March 2013- -July 2013	(63,985)
Soymeal	10	419,400	March 2013	(22,210)
Soyoil	3	89,460	March 2013	(2,832)
SPI 200	56	6,717,672	March 2013	42,801
Sugar	9	196,661	March 2013	(403)
Swiss FED Bonds	4	662,836	March 2013	819
Swiss Franc	37	5,063,450	March 2013	40,224
Swiss Market Index	19	1,401,027	March 2013	(14,016)
Tin (LME)	18	2,105,371	February 2013	180,050
TOPIX Index	5	496,542	March 2013	37,556
US Treasury Bills	49	7,227,500	March 2013	(35,445)
USD/ZAR	2	202,213	March 2013	(6,724)
Volatility Index	7	123,900	January 2013	(8,800)
Wheat	15	589,838	March 2013 - May 2013	(46,651)
Zinc (LME)	417	21,604,958	January 2013 - December 2013	762,059
	Net Unrealized Appreciation from Open Long Futures Contracts			2,667,501

Description	Short Contracts *+	Notional Amount at value*	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year Note	70	9,294,688	March 2013	$ (34,067)
10 Year JGB	8	13,247,262	March 2013	37,810
2 Year Note	4	881,875	March 2013	(330)
3 Month Euro Swiss Franc	141	38,526,628	March 2013 - June 2013	2,403
3 Month Euro Yen	1	287,392	March 2013	(86)
3 Month Sterling	65	13,112,868	March 2013 - December 2014	(2,641)
30 Day Fed Funds	7	2,912,441	January 2013- March 2013	271
30 Day Interbank Cash Rate	7	1,740,735	January 2013	(90)
3 Year Governmetn T Bond	1	141,644	March 2013	(31)
5 Year Note	40	4,976,562	March 2013	(9,255)
90 Day Euro Time Deposit	8	1,990,750	March 2013 - December 2014	(838)
AEX Index	2	181,061	January 2013	792
Aluminum	440	22,708,675	January 2013 - December 2013	(534,906)
Australian Dollar	1	103,250	March 2013	(155)
Bank Acceptance Note	382	149,417,977	March 2013 - September 2013	22,919
Brent Oil	210	22,590,700	March 2013 - December 2014	(461,660)
CAC 40 10 Index	7	336,342	January 2013	2,058
Canadian Dollar	3	301,110	March 2013	1,730
Cocoa	140	3,190,021	March 2013 - May 2013	154,274
Coffee	108	3,742,800	March 2013	138,884
Copper	8	730,500	March 2013	(18,263)
Copper (LME)	187	37,050,123	January 2013 - December 2013	(197,020)
Corn	50	1,745,725	March 2013 - May 2013	31,878
Cotton #2	2	75,140	March 2013	(1,330)
Crude Oil	34	3,133,130	February 2013 - March 2013	(101,250)
DAX Index Future	2	502,554	March 2013	3,694
E-Mini Dow ($5) Index	5	325,675	March 2013	(803)
E-Mini NASDAQ 100	12	637,260	March 2013	(2,500)
EUR/CHF	1	164,737	March 2013	614
EUR/GBP	2	330,505	March 2013	(1,138)
EUR/NOK	5	826,624	March 2013	1,516
EURIBOR	125	41,158,037	March 2013	5,953
EUROFX/NOK	2	330,650	March 2013	393
EURO-OAT	3	538,908	March 2013	(92)
EUROSCHATZ	4	585,004	March 2013	(330)
FTSE 100 Index	4	380,237	March 2013	3,974
Gas Oil	50	4,635,000	January 2013- February 2013	(38,175)
Gold	76	12,736,080	February 2013	168,039
Hang Seng Index	1	146,278	January 2013	(1,252)
Heat Oil	3	382,007	February 2013	(3,746)
Japanese Yen	64	9,240,000	March 2013	398,063
Lead	120	6,968,188	January 2013 - December 2013	(594,075)
Lean Hog	4	141,960	April 2013	2,140
Live Cattle	3	163,650	April 2013	(3,780)
MidCap E-Mini Index	1	101,810	March 2013	(1,268)
Mini NK225 Index	60	718,617	March 2013	(21,458)
Mini Russell 2000 Index	4	338,640	March 2013	(4,170)
Mini Soybean	8	112,760	March 2013	4,456
Mini S&P Index	59	4,189,295	March 2013	(24,782)
Natural Gas	92	3,087,400	February 2013 - March 2013	78,144
Nickel	89	9,096,671	January 2013 - December 2013	(106,780)
NIKKEI 225 Index	17	1,436,369	March 2013	(47,291)
Platinum	9	694,080	April 2013	(4,955)
Rapeseed	6	180,579	February 2013	1,517
Rough Rice	41	1,244,350	March 2013	23,920
S&P/MIB Italian Index	1	107,549	March 2013	1,095
Silver	4	604,540	March 2013	(4,290)
Soybean	37	2,607,575	March 2013	11,388
Soymeal	3	125,820	March 2013	2,360
Soyoil	131	3,906,420	March 2013	(2,666)
Sugar	72	1,573,488	March 2013 - May 2013	(36,344)
Tin (LME)	12	1,403,581	February 2013	(148,381)
TOPIX Index	6	595,850	March 2013	(17,579)
US Dollar Index	139	11,102,069	March 2013	6,117
US Treasury Bills	16	2,360,000	March 2013	(8,363)
USD/NOK	9	901,205	March 2013	14,207
USD/SEK	7	701,324	March 2013	12,477
Volatility Index	15	277,500	February 2013	(9,900)
Wheat	29	1,133,888	March 2013 - May 2013	39,788
White Sugar #5	38	995,030	March 2013	(27,495)
Zinc (LME)	370	19,164,381	January 2013 - December 2013	(1,297,932)
	Net Unrealized Depreciation from Open Short Futures Contracts			(2,598,593)

	Net Unrealized Appreciation from Open Futures Contracts			$ 68,908

* Non-Income producing investment.
+ This investment is a holding of MutualHedge Fund Limited CFC.

++ This schedule provides the detail of futures contracts the Fund held as of December 31, 2012. The amounts shown in column 3 ("Notional Amount at Value") of this Schedule are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to variables specified by the notional values affects the fair value of these derivative financial instruments. Finally, the notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund. The Fund is fully at risk for its investments in the commodity pools (consolidated as of December 31, 2012) outlined in the Notes to Consolidated Financial Statements in this report, which totals approximately $51,305,849.

STATEMENT OF FORWARD EXCHANGE CONTRACTS

Settlement Date	Foreign Currency Units to Receive/Deliver +	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased
3/20/13	11,799,033 USD	11,329,995 AUD	$ 11,799,033	$ 95,907
3/20/13	27,542,698 USD	21,123,433 EUR	27,542,698	(359,312)
3/20/13	26,246,894 USD	16,292,887 GBP	26,246,894	(217,778)
3/20/13	9,113,065 USD	10,983,383 NZD	9,113,065	81,663
3/20/13	3,571,753 BRL	1,701,297 USD	1,730,344	29,050
3/20/13	13,933,074 CAD	14,072,471 USD	13,990,087	(81,667)
3/20/13	1,338,830,534 CLP	2,769,453 USD	2,765,104	(4,360)
3/20/13	1,321,983,412 COP	729,788 USD	743,002	13,214
3/20/13	27,768,405 CZK	1,445,503 USD	1,462,015	16,523
3/20/13	1,343,314,797 HUF	6,107,775 USD	6,035,034	(72,756)
3/20/13	95,869,911,976 IDR	9,833,874 USD	9,719,667	(114,207)
3/20/13	708,387 ILS	186,936 USD	189,155	2,220
3/20/13	266,376,391 INR	4,817,763 USD	4,797,071	(20,692)
3/21/13	1,706,399,697 JPY	20,359,812 USD	19,703,397	(656,255)
3/20/13	3,267,265,162 KRW	3,006,246 USD	3,053,956	47,710
3/20/13	50,651,745 MXN	3,903,692 USD	3,891,133	(12,562)
3/20/13	3,533,283 MYR	1,153,501 USD	1,152,996	(503)
3/20/13	99,297,297 NOK	17,607,438 USD	17,818,658	211,226
3/20/13	671,055 PEN	260,913 USD	262,072	1,160
3/20/13	10,496,018 PHP	255,995 USD	257,303	1,308
3/20/13	18,191,779 PLN	5,689,783 USD	5,833,166	143,383
3/20/13	108,382,907 RUB	3,459,053 USD	3,514,984	55,932
3/20/13	74,650,810 SEK	11,266,237 USD	11,460,464	193,931
3/20/13	900,154 SGD	737,357 USD	736,805	(519)
3/20/13	27,171,928 THB	881,987 USD	885,396	3,409
3/20/13	20,216,384 TRY	11,157,301 USD	11,220,506	62,942
3/20/13	12,320,736 TWD	427,255 USD	427,695	439
3/20/13	21,819,002 ZAR	2,483,961 USD	2,547,398	63,438
				$ (517,156)

Contracts Sold
3/20/2013	26,160,360 USD	25,090,360 AUD	$ 26,160,360	(243,699)
3/20/2013	22,629,888 USD	17,179,366 EUR	22,629,888	62,391
3/20/2013	30,771,924 USD	19,100,145 GBP	30,771,924	252,601
3/20/2013	18,400,300 USD	22,177,178 NZD	18,400,300	(164,478)
3/20/2013	2,483,643 BRL	1,176,238 USD	1,203,208	(26,970)
3/20/2013	21,313,326 CAD	21,506,930 USD	21,401,634	105,295
3/20/2013	293,820,403 CLP	610,523 USD	606,829	3,694
3/20/2013	361,899,105 COP	200,549 USD	203,400	(2,851)
3/20/2013	51,836,325 CZK	2,683,724 USD	2,729,233	(45,495)
3/20/2013	511,148,195 HUF	2,323,215 USD	2,296,448	26,815
3/20/2013	17,077,619,381 IDR	1,741,049 USD	1,731,396	9,653
3/20/2013	1,487,600 ILS	389,155 USD	397,225	(8,069)
3/20/2013	61,979,362 INR	1,114,463 USD	1,116,164	(1,700)
3/21/2013	1,955,341,639 JPY	23,569,436 USD	22,577,949	991,384
3/20/2013	1,035,773,722 KRW	960,772 USD	968,151	(7,379)
3/20/2013	17,249,990 MXN	1,334,117 USD	1,325,164	8,951
3/20/2013	1,195,211 MYR	389,142 USD	390,027	(885)
3/20/2013	2,129,935 PEN	824,288 USD	831,820	(7,534)
3/20/2013	70,847,121 PHP	1,731,597 USD	1,736,772	(5,175)
3/20/2013	5,964,197 PLN	1,912,315 USD	1,912,417	(95)
3/20/2013	30,648,551 RUB	983,511 USD	993,969	(10,457)
3/20/2013	54,859,719 SEK	8,266,278 USD	8,421,901	(155,622)
3/20/2013	2,348,100 SGD	1,925,250 USD	1,922,126	3,168
3/20/2013	6,296,670 THB	204,805 USD	205,177	(372)
3/20/2013	6,569,858 TRY	3,637,433 USD	3,646,148	(8,887)
3/20/2013	60,551,618 TWD	2,094,248 USD	2,101,951	(7,704)
3/20/2013	6,021,140 ZAR	688,157 USD	702,925	(14,819)
				692,632

	Net Unrealized Appreciation on Foreign Exchange Contracts			$ 175,476

+ This investment is a holding of MutualHedge Fund Limited CFC.

STATEMENT OF OPTIONS CONTRACTS WRITTEN

Contracts ^		Value

	Written Call Options *
16	Australian Dollar, Strike Price $1.05, Expiration Date 03/08/2013	$ 8,960
33	Brent Oil, Strike Price $105, Expiration Date 02/08/2013	218,130
31	Copper (LME), Strike Price $8000, Expiration Date 01/02/2013	4,565
17	Copper (LME), Strike Price $9000, Expiration Date 03/06/2013	5,704
125	EURO FX, Strike Price $1.35, Expiration Date 02/08/2013	70,313
30	EURO FX, Strike Price $1.325, Expiration Date 02/08/2013	46,876
	Total Written Call Options (Premiums received $566,565)	354,548

	Written Put Options *
33	Brent Oil, Strike Price $105, Expiration Date 02/08/2013	56,760
42	Copper (LME), Strike Price $6500, Expiration Date 03/06/2013	7,130
17	Copper (LME), Strike Price $7000, Expiration Date 03/06/2013	16,817
27	Copper (LME), Strike Price $7500, Expiration Date 02/06/2013	37,530
41	Copper (LME), Strike Price $8000, Expiration Date 03/06/2013	289,675
22	Copper (LME), Strike Price $7300, Expiration Date 02/06/2013	17,204
36	Corn, Strike Price $5, Expiration Date 11/22/2013	37,350
45	Gold, Strike Price $1500, Expiration Date 05/28/2013	43,650
33	Gold, Strike Price $1700, Expiration Date 01/28/2013	121,770
92	Japanese Yen, Strike Price $0.0117, Expiration Date 03/08/2013	307,050
71	Lead, Strike Price $1500, Expiration Date 03/06/2013	-
71	Lead, Strike Price $1800, Expiration Date 03/06/2013	1,722
27	Lead, Strike Price $2100, Expiration Date 03/06/2013	16,126
7	Lead, Strike Price $1900, Expiration Date 02/06/2013	94
	Total Written Put Options (Premiums received $1,247,700)	952,878

	Total Written Options (Premiums received $1,814,265)	$ 1,307,426

* Non-Income producing investment.
^ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the consolidated financial statements and the reported amounts of income and expenses for the period.  Acutal results could differ from those statements.

Security valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Investments in Systematic Trading Companies are valued at a fair value based on the net asset value as reported by underlying trading companies.   Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

 If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 427,041,424	$ -	$ -	$ 427,041,424
Structured Note	-	14,409,000	-	14,409,000
Options Purchased	-	3,479,293	-	3,479,293
Short-Term Investments	156,318,535	-	-	156,318,535
Long Futures Contracts	2,667,501	-	-	2,667,501
Forward Contracts	175,476	-	-	175,476
Total	$ 586,202,936	$ 17,888,293	$ -	$ 604,091,229
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contract	$ -	$ 26,968,451	$ -	$ 26,968,451
Options Written	1,307,426	-	-	1,307,426
Short Futures Contracts	2,598,593	-	-	2,598,593
Total	$ 3,906,019	$ 26,968,451	$ -	$ 30,874,470

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – MutualHedge Frontier Legends Fund ("MFLF") with MutualHedge Fund Limited ("MFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of MFL-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

MFLF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with MFLF's investment objectives and policies.

MFL-CFC, through its investments in global macro or managed futures programs, utilizes commodity based derivative products to facilitate MFLF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, MFLF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the MFLF Prospectus.

A summary of the MFLF's investments in the CFC is as follows:

	Inception Date of MFL-CFC	MFL-CFC Net Assets at December 31, 2012	% Of Total Net Assets at December 31, 2012
MFL-CFC	1/12/2010	$ 185,865,996	22.41%

MFL-CFC, through its investments in systematic trading companies, utilizes commodity based derivative products to facilitate the Fund’s pursuit of its investment objective. The systematic trading companies are majority owned commodity pool (CP) subsidiaries which invest in global derivatives markets through multiple Commodity Trading Advisors (CTA), each of whom is registered with the U.S. Commodity Futures Trading Commission and each of whom operate multiple trading programs. CTAs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options and forward contracts. It is anticipated the CTA programs will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products. MFL-CFC obtained a controlling economic interest (greater than 50%) in the systematic trading companies during the year ended September 30, 2012 and began consolidating the operations of each systematic trading company upon obtaining economic control. The non-controlling interest is the portion of equity ownership in each systematic trading company not attributable to MFL-CFC or the Fund. MFL-CFC accounted for its investment in each systematic trading company at fair value, utilizing the net asset value provided by the underlying investment advisor. Investments in the systematic trading companies may be withdrawn on any business day given two business days’ notice.

For tax purposes, MFL-CFC is an exempted Cayman investment company. MFL-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, MFL-CFC is a Controlled Foreign Corporation and as such is not subect to U.S. income tax.  However, as a wholly-owned Controlled Foreign Corporation, MFL-CFC's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund's investment company taxable income.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objectives.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.
The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty.   Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statements of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

MFL-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap.  As of December 31, 2012, the notional value of the swap was $772,933,334.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisory may determine. If the Advisor determines that the counterparty presents and imprudent risk, the swap may be terminated in its entirety.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The derivative instruments outstanding as of December 31, 2012 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the market value or unrealized appreciation/(depreciation) of the derivative instruments utilized by the Portfolio as of December 31, 2012 categorized by risk exposure:

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date 2/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date 2/28/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date 2/28/13

Asset Derivatives Investment Value
	Commodity	Currency	Equity	Interest Rate	Total for the Period Ended December 31, 2012
Futures	$ (720,213)	$ 389,908	$ 108,569	$ 290,644	$ 68,908
Options Purchased	2,516,953	962,340	-	-	3,479,293
Forward Contracts	-	175,476	-	-	175,476
	$ 1,796,740	$ 1,527,724	$ 108,569	$ 290,644	$ 3,723,677

Liability Derivatives Investment Value
	Commodity	Currency	Equity	Interest Rate	Total for the Period Ended December 31, 2012
Swap Contract	$ -	$ -	$ 26,968,451	$ -	$ 26,968,451
Options Written	874,227	433,199	-	-	1,307,426
	$ 874,227	$ 433,199	$ 26,968,451	$ -	$ 28,275,877